ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Additional provision for doubtful debts	$ 0	$ 376	$ 33
Write-offs of provision for doubtful debts	$ 0	$ 0	$ 33